OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 59.4%
	FIXED INCOME - 59.4%
131,600	BNY Mellon High Yield ETF	$ 6,326,012
1,008,700	iShares 0-5 Year High Yield Corporate Bond ETF	43,242,969
7,609,600	iShares Broad USD High Yield Corporate Bond ETF	284,560,991
2,752,900	iShares iBoxx $ High Yield Corporate Bond ETF(a)	221,966,327
265,700	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	12,355,050
128,300	PGIM Active High Yield Bond ETF(a)	4,552,084
1,906,100	SPDR Bloomberg High Yield Bond ETF(a)	185,291,981
3,748,100	SPDR Portfolio High Yield Bond ETF	88,717,527
1,913,900	State Street SPDR Bloomberg Short Term High Yield	48,459,948
812,100	VanEck Fallen Angel High Yield Bond ETF	23,847,317
1,155,500	Xtrackers USD High Yield Corporate Bond ETF	42,557,065
	TOTAL EXCHANGE-TRADED FUNDS (Cost $949,733,456)	961,877,271

	OPEN END FUNDS — 40.2%
	FIXED INCOME - 40.2%
3,339	Allspring Short-Term High Income Fund, Institutional Class	26,408
1,143,059	American Beacon SiM High Yield Opportunities Fund, Class Y	10,801,910
1,852,940	American Century High Income Fund, Class I	16,287,341
63,806,334	BlackRock High Yield Portfolio Fund, Institutional Class	460,681,732
4,023,178	Eaton Vance Income Fund of Boston, Institutional Class	21,282,614
19,384	Fidelity Capital & Income Fund, Class I	210,505
52,288	Fidelity High Income Fund, Class I	423,536
1,249,149	MassMutual High Yield Fund, Class I	10,193,059
13	Metropolitan West High Yield Bond Fund, Class I	121
0(d)	Neuberger Berman High Income Bond Fund, Institutional Class	1
4,530	Nuveen High Yield Fund, Institutional Class	40,403
6,672,055	Osterweis Strategic Income Fund, Class I	74,793,736
8,997,804	PGIM High Yield Fund, Class Z	43,729,330
24,980	PGIM Short Duration High Yield Fund, Class Z	211,329
0(d)	PIMCO High Yield Fund, Institutional Class	1
0(d)	PIMCO High Yield Spectrum Fund, Institutional Class	0(e)
4,728	Principal High Yield Fund, Institutional Class	31,723
1,279,109	RBC BlueBay High Yield Bond Fund, Class I	12,778,295
	TOTAL OPEN END FUNDS (Cost $640,592,235)	651,492,044

OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.1%
	COLLATERAL FOR SECURITIES LOANED - 5.7%
92,269,831	First American Government Obligations Fund, Class X, 3.67%(b)(c) (Cost $92,269,831)	$ 92,269,831

	MONEY MARKET FUND - 0.4%
5,987,169	First American Government Obligations Fund, Class X, 3.67%(c) (Cost $5,987,169)	5,987,169

	TOTAL SHORT-TERM INVESTMENTS (Cost $98,257,000)	98,257,000

	TOTAL INVESTMENTS - 105.7% (Cost $1,688,582,691)	$ 1,711,626,315
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)%	(91,860,333)
	NET ASSETS - 100.0%	$ 1,619,765,982

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $89,701,974, as of December 31, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $92,269,831 at December 31, 2025.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(d)	Less than one share.
(e)	Less than $1 USD.